Accounts Receivable (Tables)	6 Months Ended
Dec. 31, 2024
Accounts Receivable [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31, 2024	June 30, 2024
	(Unaudited)	(Audited)
Accounts receivable	$32,648	$398,731
Less: allowance for credit losses	(204)	(2,443)
Accounts receivable, net	$32,444	$396,288

Schedule of Allowance for Credit Losses Movement

Allowance for credit losses   movement is as follows:

	For the six months ended December 31,	For the six months ended December 31,
	2024	2023
Beginning balance	$2,443	$-
Provision	-	-
Reduction	(2,239)	-
Ending balance	$204	$-